Average Annual Total Returns (Invesco Van Kampen V.I. Global Value Equity Fund)	12 Months Ended
	May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World Index	[1]
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper VUF Global Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Global Core Funds Index	[1]
1 Year	13.12%
5 Years	3.66%
10 Years	2.58%
Series I shares, Invesco Van Kampen V.I. Global Value Equity Fund
Average Annual Total Returns
Label	Series I: Inception (01/02/97)
Inception Date	Jan. 02, 1997
1 Year	10.95%
5 Years	(0.09%)
10 Years	1.77%

[1]	The Fund has elected to include two benchmark indices: the MSCI World Index and the Lipper VUF Global Core Funds Index. The Lipper VUF Global Core Funds Index has been added as a peer group benchmark.